Fair Values of Credit Substitutes (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2011 Fair Values Of Credit Substitutes USD ($)	Mar. 31, 2011 Fair Values Of Credit Substitutes INR	Mar. 31, 2010 Fair Values Of Credit Substitutes INR
Schedule of Available-for-sale Securities [Line Items]
Performing				$ 325.3	14,491.1	2,476.3
Impaired-gross balance				2.4	106.7	313.6
Less amounts provided for other than temporary impairments				2.4	106.7	313.6
Impaired credit substitutes, net
Fair Value	$ 14,115.5	628,704.9	481,398.8	$ 325.3	14,491.1	2,476.3